Events after the reporting period (Details Narrative) - Events After Reporting Period [Member] - USD ($) $ in Thousands	Jun. 24, 2025	Jan. 31, 2025	Jan. 15, 2025
IfrsStatementLineItems [Line Items]
Other tax claim payments		$ 42,547
Share premium reimbursement	$ 13,400
Class A Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,203,513,164
Class B Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			979,353,191
Percentage of shares subsrcibed			82.08%